Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2021
Deferred revenue
Schedule of classification of deferred revenue

	December 31,
	2020	2021
	US$	US$

Deferred revenue, current
Live streaming	63,450	58,425
Others	3,780	2,485
Total current deferred revenue	67,230	60,910

Deferred revenue, non-current
Live streaming	2,529	5,931
Others	603	491
Total non-current deferred revenue	3,132	6,422